Share-Based Payment (Details) - Schedule of fair value of the share options - Employees and consultants [Member] - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-Based Payment (Details) - Schedule of fair value of the share options [Line Items]
Share option programs, Outstanding at January 1	12,603,828	521,138
Replacement awards, Outstanding at January 1
Share option programs, Granted during the year	11,850,252	14,295,289
Replacement awards, Granted during the year	254,409
Share option programs, Exercised during the year	(2,351,420)	(1,703,902)
Replacement awards, Exercised during the year
Share option programs, Forfeited or expired during the year	(1,334,460)	(508,697)
Replacement awards, Forfeited or expired during the year
Share option programs, Outstanding at December 31	20,768,200	12,603,828
Replacement awards, Outstanding at December 31	254,409
Share option programs, Exercisable as of December 31	7,337,388	880,734
Replacement awards, Exercisable as of December 31